Shareholders' equity - Share capital, tabular (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of common shares
Balance at ending (in shares)	206,531,806
Share capital
Balance at beginning	$ 1,735,720	$ 1,810,741
Exercise of stock options	(1,253)	(163)
Shares issued to Orogen shareholders	125,311
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	(9,013)	(8,917)
Balance at ending	$ 2,045,217	$ 1,735,720
Share Capital
Number of common shares
Balance at beginning (in shares)	201,211,843	201,353,962
Exercise of stock options (in shares)	204,634	473,081
Shares issued to Orogen shareholders (in shares)	5,633,629
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(518,300)	(615,200)
Balance at ending (in shares)	206,531,806	201,211,843
Share capital
Balance at beginning	$ 1,744,341	$ 1,749,180
Exercise of stock options	(1,253)	(163)
Shares issued to Orogen shareholders	125,311
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	(3,576)	(4,676)
Balance at ending	$ 1,864,823	$ 1,744,341